Commitment and Contingencies - Future Minimum Lease Payments under Non-cancelable Operating Leases (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 131,907
Less than 1 Year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	27,572
1-3 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	47,115
3-5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	29,783
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 27,437